Statements of Consolidated Financial Position - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of financial position [abstract]
NON-CURRENT ASSETS	€ 41,232	€ 53,440
Intangible assets	36,508	49,566
Property, Plant and Equipment	3,290	3,563
Other non-current assets	1,434	311
CURRENT ASSETS	36,394	85,367
Trade and Other Receivables	233	1,359
Other current assets	2,255	1,420
Short-term investments	10,653	34,230
Cash and cash equivalents	23,253	48,357
TOTAL ASSETS	77,626	138,806
EQUITY	47,535	90,885
Share Capital	34,337	32,571
Share premium	170,297	158,010
Other reserves	23,322	24,329
Accumulated deficit	(180,421)	(124,026)
NON-CURRENT LIABILITIES	22,146	36,646
Bank loans	326	536
Finance leases	482	381
Advances repayable	1,544	7,330
Contingent consideration and other financial liabilities	19,583	28,179
Post employment benefits	204	204
Other non-current liabilities	7	16
CURRENT LIABILITIES	7,945	11,275
Bank loans	209	207
Finance leases	427	354
Advances repayable	226	1,108
Trade payables	4,800	8,098
Other current liabilities	2,282	1,508
TOTAL EQUITY AND LIABILITIES	€ 77,626	€ 138,806